Schedule of Target Asset Allocation (Detail)	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Target allocations, Domestic bonds	65.00%	55.00%
Target allocations, Domestic stocks	10.00%	5.00%
Target allocations, Foreign bonds		10.00%
Target allocations, Foreign stocks	5.00%	10.00%
Target allocations, Life insurance company general accounts	20.00%	20.00%
Target allocations, Total	100.00%	100.00%
NTT CDBP
Defined Benefit Plan Disclosure [Line Items]
Target allocations, Domestic bonds	55.80%	48.60%
Target allocations, Domestic stocks	15.00%	14.90%
Target allocations, Foreign bonds	6.20%	10.00%
Target allocations, Foreign stocks	10.60%	14.40%
Target allocations, Life insurance company general accounts	12.40%	12.10%
Target allocations, Total	100.00%	100.00%